Cover	Oct. 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-42485
Entity Registrant Name	Columbus Acquisition Corp/Cayman Islands
Entity Central Index Key	0002028201
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14 Prudential Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	049712
City Area Code	+1
Local Phone Number	949 899 1827
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one ordinary share, $0.0001 par value, and one Right to acquire one-seventh of one ordinary share
Title of 12(b) Security	Units, consisting of one ordinary share, $0.0001 par value, and one Right to acquire one-seventh of one ordinary share
Trading Symbol	COLAU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	COLA
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-seventh of one ordinary share
Title of 12(b) Security	Rights, each whole right to acquire one-seventh of one ordinary share
Trading Symbol	COLAR
Security Exchange Name	NASDAQ